TO OUR SHAREHOLDERS,

     On June 30, 1999, the Legg Mason Tax Exempt Trust had $304 million invested in a diversified portfolio of high-quality, short-term municipal securities. As this letter is written, the Trust's 7-day yield is 2.39% and its average weighted maturity is 37 days.

     The Trust's income dividends continue to be exempt from federal income tax and a portion may be exempt from state income taxes as well, depending upon your state of residence. The Trust does not purchase investments whose income is subject to the federal alternative minimum tax.

     During 1998 and into 1999, focus on the Year 2000 issue increased significantly. As you know, the Year 2000 issue is a computer programming problem that affects the ability of computers to correctly process dates of January 1, 2000, and beyond. The Fund's Year 2000 project is well underway, and is designed to ensure that the Year 2000 date change will have no adverse impact on our ability to service our shareholders. The Fund is committed to taking those steps necessary to protect Fund investors, including efforts to determine that the Year 2000 problem will not affect such vital service functions as shareholder transaction processing and recordkeeping. In addition, we are continuously monitoring the Year 2000 efforts of our vendors, and will perform tests with our critical vendors throughout 1999. Although the Fund is taking steps to ensure that all of its systems will function properly before, during, and after the Year 2000, the Fund could be adversely affected by computer-related problems associated with the Year 2000. Contingency plans are in place to ensure that functions critical to the Fund's operations will continue without interruption. We are on target to complete this important project and look forward to continuing extensive testing (including industry-wide testing) with our industry peers, regulators and vendors throughout 1999.

     Many of our shareholders regularly add to their Fund holdings by authorizing automatic, monthly transfers from their bank checking or Legg Mason accounts. Your Legg Mason Financial Advisor will be happy to help you make these arrangements if you would like to purchase shares in this convenient way.

     We appreciate your ownership of the Trust, and hope you will let us know whenever you have questions or suggestions.

                                            Sincerely,


                                            /s/ John F. Curley, Jr.
                                            ------------------------------
                                            John F. Curley, Jr.
                                            Chairman



August 4, 1999

Statement of Net Assets
Legg Mason Tax Exempt Trust, Inc.
June 30, 1999 (Unaudited)
(Amounts in Thousands)

                                                               Rate        Maturity Date      Par        Value
      -------------------------------------------------------------------------------------------------------------
Arizona -- 1.7%
      Salt River Project Agricultural Improvement &
        Power District TECP (P-1, A-1+)                        3.05%          8/13/99        $ 5,000    $  5,000
      -------------------------------------------------------------------------------------------------------------
Connecticut -- 0.7%
      State of Connecticut Health & Educational Facilities
        Authority Revenue Bonds Yale University Issue
        Series T VRDN (Aaa/VMIG1, AAA/A-1+)                    3.60%          7/1/99           2,000       2,000(A)
      -------------------------------------------------------------------------------------------------------------
Delaware -- 1.6%
      University of Delaware Variable Rate Demand
        Revenue Bonds Series 1998 (AA/A-1+)                    3.45%          7/7/99           5,000       5,000(A)
      -------------------------------------------------------------------------------------------------------------
Florida -- 5.4%
      Gainesville (City of), Utilities System
        Series C TECP (P1, A1+)                                3.20%          9/10/99          2,000       2,000

      Jacksonville Electric Authority
        Series A TECP (P-1, A-1+, F1+)                         3.15%          9/8/99           2,000       2,000

      Pinellas County, Florida, Health Facilities Authority
        (Bayfront Medical Center, Inc. Project)
        Refunding Revenue Bonds Series 1989
        VRDN (Aaa/VMIG1, AAA/A-1)                              3.30%          7/7/99           2,700       2,700(A)

      Putnam County Development Authority
        PCR Bonds (Seminole Electric Cooperative, Inc.)
        Series 1984 H-1 & H-2 VRDN (Aa3, AA-/A-1+)             3.55%          7/7/99           9,850       9,850(A)
                                                                                                        --------
                                                                                                          16,550
      -------------------------------------------------------------------------------------------------------------
Georgia -- 1.1%
      State of Georgia General Obligation
        Bonds 1996 B (Aaa, AAA, AAA)                           6.25%          4/1/00          3,330       3,407
      -------------------------------------------------------------------------------------------------------------
Illinois -- 0.9%
      Illinois Development Authority (Amoco)
        Series 1994 VRDN (Aa1/VMIG1, AA+/A-1+)                 3.40%          7/1/99          2,610       2,610(A)
      -------------------------------------------------------------------------------------------------------------
Indiana -- 5.0%
      Jasper County, Indiana, PCR (NIPSCO) Series                           10/8/99 to
        88B & 88C (A2/P-1, A/A-1)                              3.30%         10/22/99         7,300       7,300

      Rockport (City of) PCR Refunding Bonds
        (American Electric Power Generating Company Project)
        Series 1995 A VRDN (AAA/A-1+c)                         3.45%          7/1/99          2,200       2,200(A)

      Sullivan (City of) Floating/Fixed Rate PCR
        (Hoosier Energy Rural Elective Cooperative, Inc.
        Project) Series 1985 L3, L4 & L5, VRDN                             9/15/99 to
        (A1/P1, AA-/A-1+)                                   3.20 to 3.50%    2/18/00          5,765       5,765(A)
                                                                                                       --------
                                                                                                         15,265
      -------------------------------------------------------------------------------------------------------------

                                                               Rate        Maturity Date      Par        Value
      -------------------------------------------------------------------------------------------------------------
Kentucky -- 4.9%
      Jefferson (County of) PCR Bonds
        (Louisville Gas & Electric Company)
        Series 1992 A VRDN (Aa3/VMIG1, A/A-1)                  3.15%           9/10/99       $ 3,100    $  3,100(A)

      Kentucky Economic Development Finance Authority
        Hospital Revenue Bonds Series 1999 B & C
        (Baptist Healthcare System Obligated Group)                          7/1/99 to
        VRDN (Aaa/VMIG1, AAA/A-1+)                          3.40 to 3.45%      7/7/99         11,700      11,700(A)
                                                                                                        --------
                                                                                                          14,800
      -------------------------------------------------------------------------------------------------------------
Louisiana -- 3.1%
      Ascension (Parish of) PCR Refunding
        (Shell Oil Company Project)
        Series 1993 VRDN (AAA/A-1+)                            3.50%           7/1/99          5,100       5,100(A)

      Lake Charles Harbor and Terminal District Port
        Facilities Revenue Bonds (Conoco Inc. Project)
        Series 1984 VRDN (Aa3/P-1, AA-/A-1+)                   3.45%           7/1/99          1,700       1,700(A)

      Parish of East Baton Rouge, State of Louisiana PCR
        Refunding Bonds (Exxon Project Series 1989)
        VRDN (Aaa/P-1, AAA/A-1+)                               3.70%           7/1/99          2,200       2,200(A)

      Parish of Saint Charles, State of Louisiana PCR
        Refunding Bonds (Shell Oil Company Project)
        Series 1992 B VRDN (Aa1/VMIG1, AAA/A-1+)               3.35%           7/1/99            500         500(A)
                                                                                                        --------
                                                                                                           9,500
      -------------------------------------------------------------------------------------------------------------
Maryland -- 19.6%
      Baltimore County Consolidated Public
        Improvement BANS Series 1995 TECP
        (P-1, A-1+, F1+)                                       3.10%           9/3/99          2,000       2,000

      Baltimore County, Maryland,
        Consolidated Public Improvement Bonds
        (#Aaa, AAA)                                            6.80%           4/1/00          2,000       2,054

      Baltimore County, Maryland, PCR Revenue
        Refunding Bonds (Baltimore Gas & Electric)
        Series 1985 VRDN (A1/VMIG1, A/A-1)                     3.00%           8/6/99          6,000       6,000(A)

      Baltimore County, Maryland, Revenue Bonds
        (Oak Crest Village, Inc. Project) Series 1999A
        VRDN (Aa3/VMIG1, AA-/F1+)                              3.75%           7/7/99          7,500       7,500(A)

      Baltimore County, Maryland, Revenue Bonds
        (The Sheppard and Enoch Pratt Hospital Facility)
        Series 1992 VRDN (Aa3/VMIG1)                           3.40%           7/7/99          2,700       2,700(A)

Legg Mason Tax Exempt Trust, Inc.

                                                               Rate        Maturity Date      Par        Value
      -------------------------------------------------------------------------------------------------------------
Maryland -- Continued
      Baltimore County Metropolitan District BANS
        Series 1995 TECP (P-1, A-1+, F1+)                      3.10%           9/2/99        $ 3,000    $  3,000

      Carroll County, Maryland, GO Bonds
        Consolidated Public Improvement and Refunding
        Bonds of 1998 (Aa3, AA, AA)                            3.50%          10/1/99          1,400       1,402

      Charles County Consolidated Public Improvement
        Bonds 1989 VRDN (#Aaa, AA-, AA)                        6.375%         12/1/99          1,580       1,633(A)

      Howard County, Maryland,
        Consolidated Public Improvement BANS
        1999 Series A (MIG1, SP-1+, F1+)                       3.07%          4/14/00          3,000       3,000

      Maryland Economic Development Corporation
        Revenue Bonds (The Erickson Foundation,
        Inc. Student Housing Project) Series 1999
        VRDN (Aa1/VMIG1)                                       3.75%           7/1/99          6,000       6,000(A)

      Maryland Health & Higher Educational Facilities
        Authority (Johns Hopkins University)                                 8/12/99 to
        Series C TECP (P-1, A-1+)                           3.15 to 3.20%      9/13/99         6,900       6,900

      Maryland Health & Higher Educational Facilities
        Authority (Pooled Loan Program Issue)
        Series 1985 A & B VRDN (Aa2/VMIG1)                  3.40 to 3.55%      7/7/99          9,900       9,900(A)

      Maryland Transportation Authority, Transportation
        Facilities Project Revenue Bonds
        Series 1991 VRDN (A1, A+)                              6.00%           7/1/99            900         900(A)

      Montgomery County, Maryland, GO Bonds
        Consolidated Public Improvement,
        1989 Series B VRDN (#Aaa, AAA)                         6.80%          11/1/99          2,000       2,036(A)

      State of Maryland General Obligation Bonds,
        State and Local Facilities Loan of 1990,
        First Series (Aaa, AAA, AAA)                           6.60%           3/1/00          2,000       2,045

      State of Maryland General Obligation Bonds,
        State and Local Facilities Loan of 1990,
        Third Series (#Aaa, AAA, AAA)                          6.75%           7/15/00         1,500       1,564

      University of Maryland System
        Auxiliary Facilities and Tuition Revenue
        Bonds 1991 Series A (AAA, AA)                          6.50%           4/1/00          1,000       1,042
                                                                                                        --------
                                                                                                          59,676
      -------------------------------------------------------------------------------------------------------------
Massachusetts -- 3.3%
      Massachusetts Health & Educational Facilities
        Authority Revenue Bonds Harvard University
        Issue Series L VRDN                                                    9/9/99 to
        (Aaa/VMIG1, AAA/A-1+)                               3.05 to 3.30%       9/14/99        9,940       9,940(A)
      -------------------------------------------------------------------------------------------------------------

                                                               Rate        Maturity Date      Par        Value
      -------------------------------------------------------------------------------------------------------------
Michigan -- 2.2%
      Michigan State Housing Development Authority
        Rental Housing Revenue Bonds Series 1997 B
        VRDN (Aaa/VMIG1, AAA/A-1+)                             3.40%           7/7/99        $ 6,600    $  6,600(A)
      -------------------------------------------------------------------------------------------------------------
Minnesota -- 1.8%
      Rochester (City of) Health Care Facilities Revenue
        Bonds (Mayo Foundation/Mayo Medical Center)
        Series 1992 A & C VRDN (AA+/A-1+)                      3.05%           8/10/99         5,500       5,500(A)
      -------------------------------------------------------------------------------------------------------------
Mississippi -- 0.1%
      Jackson County Port Facility Refunding Bonds
        (Chevron USA, Inc. Project)
        Series 1993 VRDN (Aa2/P-1)                             3.40%           7/1/99            300         300(A)
      -------------------------------------------------------------------------------------------------------------
Nebraska -- 1.2%                                                             9/10/99 to
      Omaha Public Power District TECP (P-1, A-1+)             3.15%           9/13/99         3,750       3,750
      -------------------------------------------------------------------------------------------------------------
North Carolina -- 3.3%
      Winston-Salem (City of) Water & Sewer Revenue
        Bonds VRDN Series 1988
        (Aa/VMIG1, AA/A-1+)                                    3.15%           8/10/99         2,700       2,700(A)

      Winston-Salem (City of) Water & Sewer Revenue
        Bonds VRDN Series 1994  (Aa/VMIG1, AA+/A-1+)           3.35%           7/7/99          7,400       7,400(A)
                                                                                                        --------
                                                                                                          10,100
      -------------------------------------------------------------------------------------------------------------
Ohio -- 1.3%
      County of Cuyahoga, Ohio, Hospital Revenue
        Refunding Bonds (The Cleveland Clinic
        Foundation) Series 1997 A VRDN
        (Aaa/VMIG1, AAA/A-1+)                                  3.50%           7/7/99          3,960       3,960(A)
      -------------------------------------------------------------------------------------------------------------
Pennsylvania -- 4.6%
      Delaware  County, Pennsylvania, IDA
        Refunding Resources Recovery Facilities
        Series G VRDN (Aaa/P-1, AAA/A-1+)                      3.35%           7/7/99          5,800       5,800(A)

      Geisinger Authority (Montour County, Pennsylvania)
        Health Systems Revenue Bonds Series B of 1998
        (Penn State Geisinger Health Systems) VRDN
        (Aa2/VMIG1, AA/A-1+, AA/F1+)                           3.45%           7/1/99            500         500(A)

      Lackawanna County, Pennsylvania, IDA (National
        Book Company, Inc. Project) VRDN (A/A-1)               3.88%           7/1/99          1,200       1,200(A)

      Pennsylvania Higher Educational Facilities
        Authority Carnegie Mellon University
        Series 1995 A, B, C & D VRDN (AA-/A-1+)                3.45%           7/1/99          5,400       5,400(A)

Legg Mason Tax Exempt Trust, Inc.

                                                               Rate        Maturity Date      Par        Value
      -------------------------------------------------------------------------------------------------------------
Pennsylvania -- Continued
      Pennsylvania State Turnpike Commission
        Revenue Series K VRDN (#Aaa, AAA)                      7.50%          12/1/99        $ 1,000    $  1,038(A)
                                                                                                        --------
                                                                                                          13,938
      -------------------------------------------------------------------------------------------------------------
South Carolina -- 4.7%
      Berkeley (County of), South Carolina
        (Amoco Chemical Company Project) PCR
        Refunding Bonds Series 1994 VRDN
        (Aa1/VMIG1, AA+/A-1+)                                  3.40%           7/1/99          1,300       1,300(A)

      South Carolina Public Service TECP                                     8/12/99 to
        (P-1, A-1+, F1+)                                    3.05 to 3.40%      2/11/00        13,000      13,000
                                                                                                        --------
                                                                                                          14,300
      -------------------------------------------------------------------------------------------------------------
Tennessee -- 1.6%
      State of Tennessee General Obligation BANS
        Series 1999 A VRDN
        (MIG1/VMIG1, SP-1+/A-1+)                               3.30%           7/7/99          5,000       5,000(A)
      -------------------------------------------------------------------------------------------------------------
Texas -- 9.5%
      Board of Regents of the University of Texas
        System Revenue Financing System                                      8/11/99 to
        Series A TECP (P-1, A-1+)                           3.15 to 3.30%      8/27/99         7,026       7,026

      Capital Industrial Development Corporation
        PCR Bonds (Motorola, Inc. Project)
        Series 1984 VRDN (A+/A-1+)                             3.75%           7/7/99          3,100       3,100(A)

      Gulf Coast Texas Waste Disposal Authority PCR
        AdjustableRefunding Bonds (Exxon Project)
        VRDN (Aaa/VMIG1, AAA/A-1+)                             3.40%           7/1/99          1,700       1,700(A)

      Harris County Industrial Development Corp.
        PCR Bonds (Exxon Project)
        Series 1984 A VRDN (Aaa, AAA/A1+)                      3.45%           7/1/99            100         100(A)

      Harris County, Texas, General Obligation
        Unlimited Tax Commercial Paper Notes
        Series C TECP (P-1, A-1+, F1+)                         3.20%           8/19/99         1,132       1,132

      Harris County, Texas, Health Facilities Developmen
        Corp. Hospital Revenue Bonds (The Memorial
        Hospital) Series B VRDN (Aaa/VMIG1, AAA/A-1+)          3.30%           7/7/99         10,800      10,800(A)

      Harris County, Texas, General Obligation
        Commercial Paper Notes Series D
        TECP (P-1, A-1+, F1+)                                  3.50%           2/11/00         1,450       1,450

      Texas State TRANS Series 1998 (MIG1, SP-1+, F1+)         4.50%           8/31/99         3,500       3,509
                                                                                                        --------
                                                                                                          28,817
      -------------------------------------------------------------------------------------------------------------

                                                               Rate        Maturity Date      Par        Value
      -------------------------------------------------------------------------------------------------------------
Utah -- 5.7%
      Emery County PCR Refunding Bonds
        (Pacificorp Project) Series 1994 VRDN
        (Aaa/VMIG1, AAA/A-1+c)                                 3.45%           7/1/99        $ 6,240    $  6,240(A)

      State of Utah Adjustable Rate General Obligation
        Highway Bonds Series 1999 B VRDN
       (Aaa/VMIG1, AAA/A-1+, AAA/F1+)                          3.40%           7/7/99          4,000       4,000(A)

      State of Utah General Obligation Highway
        Commercial Paper Notes Series 1998 A TECP
        (P-1, A-1+, F1+)                                    3.15 to 3.25%      8/16/99         7,000       7,000
                                                                                                        --------
                                                                                                          17,240
      -------------------------------------------------------------------------------------------------------------
Virginia -- 2.8%
      Commonwealth of Virginia Public Facilities Bonds
        1993 Series B (Aaa, AAA, AAA)                          4.30%          12/1/99          4,000       4,021

      IDA of the Town of Louisa, Virginia
        Money Market Municipals PCR Bonds
        (Virginia Electric and Power Company Project)                        8/11/99 to
        Series 1985 VRDN (A3/P-1, A-/A-1)                   3.20 to 3.45%      9/9/99          4,600       4,600(A)
                                                                                                        --------
                                                                                                           8,621
      -------------------------------------------------------------------------------------------------------------
Washington -- 6.9%
      Snohomish County, Washington,
        Limited Tax General Obligation Bonds,
        1997 Series A (Aaa, AAA)                               4.50%          12/1/99          1,000       1,005

      Washington (State of) Adjustable Rate GO
        Series 1996 B VRDN (Aa1/VMIG1, AA+/A-1+)               3.40%           7/7/99         13,000      13,000(A)

      Washington State Housing Finance Committee
        Series 1988 B VRDN (AAA/A-1+)                          3.45%           7/7/99          7,000       7,000(A)
                                                                                                        --------
                                                                                                          21,005
      -------------------------------------------------------------------------------------------------------------
West Virginia -- 0.3%
      State of West Virginia General Obligation Highway
        Refunding Bonds 1992 Series A (Aa3, AA-, AA-)          5.30%           2/1/00          1,000       1,010
      -------------------------------------------------------------------------------------------------------------

Legg Mason Tax Exempt Trust, Inc.

                                                               Rate        Maturity Date      Par        Value
      -------------------------------------------------------------------------------------------------------------
Wisconsin -- 5.6%
      Carlton (Town of) PCR Refunding Bonds
        Series 1991 B, C & D (Wisconsin Power and Light
        Company Projects) VRDN (Aa2/P-1, AA/A-1+)              3.45%           7/1/99        $ 5,575    $  5,575(A)

      Oak Creek (City of) PCR Series 1986
        (Wisconsin Electric Power Company Project)
        VRDN (Aa3/P-1)                                         3.45%           7/7/99          3,100       3,100(A)

      Wisconsin (State of) Operating Notes
        Series 1997 & 1998 A TECP                                            9/14/99 to
        (P-1, A-1+, F1+)                                    3.15 to 3.50%      1/28/00         8,257       8,257
                                                                                                        --------
                                                                                                          16,932
      -------------------------------------------------------------------------------------------------------------
Wyoming -- 0.5%
      Lincoln County PCR Bonds (Pacificorp Projects)
        Series 1994 VRDN (Aaa/VMIG1, AAA/A-1+c)                3.50%           7/1/99          1,500       1,500(A)
      -------------------------------------------------------------------------------------------------------------
      Total Investments, at amortized cost and value -- 99.4%                                            302,321(B)
      Other assets less liabilities -- 0.6%                                                                1,776
                                                                                                        --------
      NET ASSETS APPLICABLE TO 304,119 SHARES OUTSTANDING -- 100.0%                                     $304,097
                                                                                                        ========
      NET ASSET VALUE PER SHARE                                                                            $1.00
                                                                                                           =====
      -------------------------------------------------------------------------------------------------------------

      (A) The rate shown is the rate as of June 30, 1999, and the maturity shown is the longer of the next interest adjustment date or the date the principal amount owed can be recovered through demand.
      (B) Also represents cost for federal income tax purposes.

          A guide to abbreviations appears on the next page.

      See notes to financial statements.

Legg Mason Tax Exempt Trust, Inc.
(Unaudited) Investment Abbreviations:

      BANS        Bond Anticipation Notes
      GO          General Obligation
      IDA         Industrial Development Authority
      PCR         Pollution Control Revenue
      TANS        Tax Anticipation Notes
      TECP        Tax-Exempt Commercial Paper
      TRANS       Tax and Revenue Anticipation Notes
      VRDN        Variable Rate Demand Notes

Municipal Note, Commercial Paper and Bond Ratings:

      Municipal Notes
           MIG1 and MIG2: Moody's Investors Service, Inc. ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade (MIG). Notes bearing the designation MIG1 are judged to be of the best quality and notes bearing the designation MIG2 are judged to be of high quality (VMIG1 and VMIG2 are ratings for variable rate obligations).
           SP-1 and SP-2: The two highest municipal note ratings assigned by Standard & Poor's. A plus (+) sign may be added to the SP-1 rating to indicate that an issue possesses very strong credit characteristics.
           F-1 and F-2: The two highest municipal note ratings assigned by Fitch IBCA, Inc. A plus (+) sign may be added to an F-1 rating to denote any exceptionally strong credit feature.

      Commercial Paper
           P1 and P2: Prime 1 and Prime 2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc.
           A-1 and A-2: The two highest commercial paper ratings assigned by Standard & Poor's. A plus (+) sign designates issues possessing very strong credit characteristics.
           F-1 and F-2: The two highest commercial paper ratings assigned by Fitch IBCA, Inc. A plus (+) sign may be added to an F-1 rating to denote any exceptionally strong credit feature.

      Municipal Bonds
           Aaa, Aa, A and Baa: Investment grade bond ratings assigned by Moody's Investors Service, Inc. A numeric modifier (1, 2 and 3) may be added to the ratings to indicate high, medium and low relative credit strength, respectively, within a particular rating category. The letter "c" added to a rating indicates that the holder's option to tender the security for purchase may be canceled under certain prestated conditions enumerated in the tender option documents. A pound sign (#) denotes a prerefunded security. The maturity date shown is the prerefunded date.
           AAA, AA, A and BBB: Investment grade bond ratings assigned by Standard & Poor's. A plus (+) or minus (-) sign may be added to the ratings to indicate relative credit strength within a particular rating category.
           AAA, AA, A and BBB: Investment grade bond ratings assigned by Fitch IBCA, Inc. A plus (+) or minus (-) sign may be added to a rating to denote relative status within major rating categories.
           The Moody's, Standard & Poor's or Fitch IBCA ratings indicated are believed to be the most recent ratings available at June 30, 1999. These ratings are not audited by the Fund's independent accountants.

Maturity Schedule of the Portfolio:

                          June 30, 1999
      --------------------------------------------------------
                                              Percentage of
      Maturity Period        Amount/Par         Portfolio
      --------------------------------------------------------
                                (000)                   (cum)
           1-7 days          $166,135          55.0%     55.0%
          8-30 days                --           --       55.0
         31-45 days            31,900          10.5      65.5
         46-90 days            60,065          19.9      85.4
       Over 90 days            44,221          14.6     100.0
                             --------         -----
                             $302,321         100.0%
                             ========         =====

      Average Weighted Maturity: 50 days

     Statement of Operations
     Legg Mason Tax Exempt Trust, Inc.
     For the Six Months Ended June 30, 1999 (Unaudited)
     (Amounts in Thousands)

     ----------------------------------------------------------------------------------------------------
Investment Income:
        Interest                                                                                 $5,088

Expenses:
        Management fee                                                      $  845
        Distribution and service fees                                          169
        Transfer agent and shareholder servicing expense                        58
        Custodian fees                                                          48
        Registration fees                                                       33
        Legal and audit fees                                                    27
        Reports to shareholders                                                 10
        Directors' fees                                                          5
        Other expenses                                                           5
                                                                            ------
                                                                             1,200
          Less compensating balance credits                                    (16)
                                                                            ------
          Total expenses, net of compensating balance credits                                     1,184
                                                                                                 ------
      NET INVESTMENT INCOME                                                                      $3,904
                                                                                                 ======

                         -----------------------------

      Statement of Changes in Net Assets
      Legg Mason Tax Exempt Trust, Inc.
      (Amounts in Thousands)

                                                                                       For the Six            For the
                                                                                      Months Ended          Year Ended
                                                                                      June 30, 1999      December 31, 1998
     ---------------------------------------------------------------------------------------------------------------------
                                                                                       (Unaudited)
Change in Net Assets:
      Net investment income                                                             $  3,904            $  9,052
                                                                                        --------            --------
      Increase in net assets resulting from operations                                     3,904               9,052
      Distributions to shareholders from net investment income                            (3,904)             (9,052)
      Change in net assets from Fund share transactions                                  (26,037)             22,763
                                                                                        --------            --------
      Change in net assets                                                               (26,037)             22,763

Net Assets:
      Beginning of period                                                                330,134             307,371
     ---------------------------------------------------------------------------------------------------------------------
      End of period                                                                     $304,097            $330,134
                                                                                        ========            ========

      See notes to financial statements.

      Financial Highlights
      Legg Mason Tax Exempt Trust, Inc.



      --------------------------------------------------------------------------
           Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                            Investment
                                            Operations    Distributions
                                            ----------    -------------
                             Net Asset
                               Value,           Net          From Net       Net Asset
                             Beginning      Investment      Investment      Value, End
                             of Period        Income          Income        of Period
      --------------------------------------------------------------------------------
      Six Months Ended
      June 30, 1999*           $1.00          $.0116         $(.0116)        $1.00
      Years Ended Dec. 31,
      1998                      1.00           .0271          (.0271)         1.00
      1997                      1.00           .0292          (.0292)         1.00
      1996                      1.00           .0282          (.0282)         1.00
      1995                      1.00           .0313          (.0313)         1.00
      1994                      1.00           .0223          (.0223)         1.00
      --------------------------------------------------------------------------------

                                                   Ratios/Supplemental Data
                              ---------------------------------------------------------------------
                                           Total            Net         Investment    Net Assets
                                          Expenses        Expenses        Income        End of
                              Total      to Average      to Average     to Average      Period
                              Return    Net Assets(A)   Net Assets(B)   Net Assets   (in thousands)
      ---------------------------------------------------------------------------------------------
      Six Months Ended
      June 30, 1999*          2.51%(C)     .71%(C)         .70%(C)        2.31%(C)     $304,097
      Years Ended Dec. 31,
      1998                    2.75%        .72%            .71%           2.71%         330,134
      1997                    2.95%        .73%            .72%           2.92%         307,371
      1996                    2.85%        .64%            .64%           2.82%         278,492
      1995                    3.17%        .66%            .65%           3.14%         224,656
      1994                    2.25%         --             .65%           2.23%         222,490
      ---------------------------------------------------------------------------------------------

     (A) This ratio reflects total expenses before compensating balance credits. Previously, the credits were included in the ratio.
     (B) This ratio reflects expenses net of compensating balance credits.
     (C) Annualized.
      *  Unaudited.

     See notes to financial statements.

                         -----------------------------

      Notes to Financial Statements
      Legg Mason Tax Exempt Trust, Inc.
      (Amounts in Thousands) (Unaudited)

      --------------------------------------------------------------------------
1. Significant Accounting Policies:
           The Legg Mason Tax Exempt Trust, Inc. ("Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.

      Security Valuation
           Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

      Investment Income and Dividends to Shareholders
           Income and expenses are recorded on the accrual basis. Dividends are declared daily and paid monthly. Net investment income for dividend purposes consists of interest accrued plus original issue discount

      Legg Mason Tax Exempt Trust, Inc.
      (Amounts in Thousands) (Unaudited)

      --------------------------------------------------------------------------
      earned, less amortization of market premium and accrued expenses. At June 30, 1999, dividends payable of $327 were accrued. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under federal income tax regulations.

      Security Transactions
           Security transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. At June 30, 1999, $100 was receivable for investments sold and $1,032 was payable for securities purchased.

      Compensating Balance Credits
           The Fund has an arrangement with its custodian bank, whereby a portion of the custodian's fees is paid indirectly by credits earned on the Fund's cash on deposit with the bank. This deposit arrangement is an alternative to purchasing overnight investments.

      Federal Income Taxes
           No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. The Fund has unused capital loss carryforwards for federal income tax purposes of $12 which expire in 2001 and $8 in 2002.

      Use of Estimates
           The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Transactions With Affiliates:
           The Fund has an investment advisory and management agreement with Legg Mason Capital Management, Inc. ("Adviser"). Pursuant to its agreement, the Adviser provides the Fund with investment advisory and management services for which the Fund pays a fee, computed daily and payable monthly at an annual rate of 0.50% of the Fund's average daily net assets. Advisory fees of $133 were payable to the Adviser at June 30, 1999.
           Legg Mason Fund Adviser, Inc. ("LMFA") serves as administrator to the Fund pursuant to a Sub-Administration agreement with the Adviser. The Adviser (not the Fund) pays LMFA a fee, computed daily and payable monthly at an annual rate of 0.05% of the Fund's average daily net assets.
           Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Fund. The Fund pays Legg Mason a 12b-1 service fee at an annual rate equal to 0.10% of its average daily net assets for services provided to shareholders. Legg Mason has agreed to limit such fees paid by the Fund to 0.10% indefinitely. Service fees of $26 were payable to Legg Mason at June 30, 1999.

       -------------------------------------------------------------------------
           Legg Mason also has an agreement with the Fund's transfer agent to assist with certain of its duties. For this assistance, Legg Mason was paid $19 by the transfer agent for the six months ended June 30, 1999.
           The Adviser, LMFA and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc.

3. Fund Share Transactions:
           The Fund is authorized to issue 2,000,000 shares of common stock with a par value of $.001 per share. At June 30, 1999, paid-in capital aggregated $304,119. Since the Fund has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:

                                                                 Reinvestment
                                                  Sold         of Distributions       Repurchased           Net Change
      ----------------------------------------------------------------------------------------------------------------
      Six Months Ended June 30, 1999          $  612,476           $3,390            $  (641,903)           $(26,037)
      Year Ended December 31, 1998             1,131,990            8,756             (1,117,983)             22,763

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



                      (THIS PAGE INTENTIONALLY LEFT BLANK)

Investment Adviser
      Legg Mason Capital Management, Inc.
      Baltimore, MD

Board of Directors                                    SEMI-ANNUAL REPORT
      John F. Curley, Jr., Chairman                      JUNE 30, 1999
      Edmund J. Cashman, Jr., President
      Richard G. Gilmore                                  LEGG MASON
      Arnold L. Lehman                                    TAX EXEMPT
      Dr. Jill E. McGovern                               TRUST, INC.
      T. A. Rodgers
                                                          LEGG MASON
Transfer and Shareholder Servicing Agent                     FUNDS
      Boston Financial Data Services                       LOGO HERE
      Boston, MA                                       HOW TO INVEST(SM)

Custodian
      State Street Bank & Trust Company
      Boston, MA

Counsel
      Kirkpatrick & Lockhart LLP
      Washington, D.C.

Independent Accountants
      PricewaterhouseCoopers LLP
      Baltimore, MD


An investment in the Fund is not insured by the Federal
Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

This report is not to be distributed unless preceded or accompanied by a prospectus.


                      LEGG MASON WOOD WALKER, INCORPORATED
                     ---------------------------------------
                                100 Light Street
                     P.O. Box 1476, Baltimore, MD 21203-1476
                                410 o 539 o 0000

LMF-016